Schedule of Investments (unaudited) November 30, 2020	iShares® MSCI Frontier 100 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Bahrain — 8.0%
Ahli United Bank BSC	32,203,501	$24,848,868
Aluminium Bahrain BSC	874,831	1,120,656
Bahrain Telecommunications Co. BSC	2,399,920	3,812,630
GFH Financial Group BSC	10,403,673	1,622,940
Ithmaar Holding BSC(a)(b)	7,341,331	518,946

		31,924,040

Bangladesh — 5.9%
Bangladesh Export Import Co. Ltd.	4,310,470	1,235,121
Beximco Pharmaceuticals Ltd.	2,218,502	3,751,350
BRAC Bank Ltd.	4,541,647	2,463,484
City Bank Ltd. (The)	3,886,112	1,099,778
GrameenPhone Ltd.	636,775	2,396,025
LafargeHolcim Bangladesh Ltd.	2,747,899	1,172,973
National Bank Ltd.	12,360,941	991,149
Olympic Industries Ltd.	900,323	1,864,238
Square Pharmaceuticals Ltd.	3,393,371	7,358,539
Summit Power Ltd.	2,505,606	1,087,274

		23,419,931

Croatia — 0.4%
Valamar Riviera DD(b)	387,749	1,713,245

Estonia — 0.8%
LHV Group AS	84,073	1,810,225
Tallink Grupp AS(b)	1,707,627	1,417,608
Tallinna Sadam AS(c)	20,484	44,840

		3,272,673

Jordan — 1.4%
Arab Bank PLC(b)	471,798	2,688,384
Jordan Islamic Bank(b)	310,660	1,231,248
Jordan Petroleum Refinery Co.	425,368	1,469,889

		5,389,521

Kazakhstan — 3.1%
Halyk Savings Bank of Kazakhstan JSC, GDR(d)	596,064	7,063,358
NAC Kazatomprom JSC, GDR	370,911	5,248,391

		12,311,749

Kenya — 8.2%
East African Breweries Ltd.	2,339,034	3,250,429
Equity Group Holdings PLC/Kenya(b)	16,776,066	5,272,043
KCB Group Ltd.	15,269,216	5,131,344
Safaricom PLC	63,473,405	18,851,774

		32,505,590

Kuwait — 22.1%
Agility Public Warehousing Co. KSC	2,680,405	5,635,117
ALAFCO Aviation Lease & Finance Co. KSCP	1,006,589	559,490
Alimtiaz Investment Group KSC(b)	2,278,064	722,486
Boubyan Bank KSCP	1,892,730	3,638,794
Boubyan Petrochemicals Co. KSCP	962,820	1,800,664
Burgan Bank SAK	1,967,571	1,267,325
Gulf Bank KSCP	3,665,047	2,516,462
Humansoft Holding Co. KSC(b)	220,057	2,446,996
Integrated Holding Co. KCSC	405,564	476,042
Jazeera Airways Co. KSC(b)	228,660	460,535
Kuwait Finance House KSCP	7,267,287	16,157,447
Kuwait International Bank KSCP	1,428,582	980,880
Kuwait Projects Co. Holding KSCP	1,649,983	803,817
Mabanee Co. KPSC	1,336,751	2,727,261
Mezzan Holding Co. KSCC	248,185	477,138

Security	Shares	Value

Kuwait (continued)
Mobile Telecommunications Co. KSC	5,139,145	$9,762,443
National Bank of Kuwait SAKP	12,483,424	34,285,029
National Industries Group Holding SAK	2,531,214	1,464,852
National Real Estate Co. KPSC(b)	2,184,588	517,130
Warba Bank KSCP(b)	1,890,303	1,508,040

		88,207,948

Lithuania — 0.0%
Siauliu Bankas AB(b)	264,069	142,461

Mauritius — 0.3%
Lighthouse Capital Ltd.(e)	3,004,120	1,232,609

Morocco — 11.6%
Attijariwafa Bank(b)	246,365	11,113,762
Banque Centrale Populaire	158,088	4,261,507
Ciments du Maroc	20,787	3,545,045
Co. Sucrerie Marocaine et de Raffinage	166,708	3,888,576
Hightech Payment Systems SA	115	73,894
Label Vie	7,205	2,497,139
Maroc Telecom	1,080,758	17,057,966
Societe d’Exploitation des Ports	129,048	2,785,791
TOTAL Maroc SA	8,267	966,895

		46,190,575

Nigeria — 7.9%
Access Bank PLC	101,166,493	1,863,023
Afriland Properties PLC(b)	8,020	34
Dangote Cement PLC	14,756,551	6,477,715
FBN Holdings PLC	95,143,544	1,466,881
Guaranty Trust Bank PLC	83,793,514	5,957,055
MTN Nigeria Communications PLC	14,286,260	4,747,811
Nestle Nigeria PLC	1,593,880	4,778,227
United Bank for Africa PLC	97,653,005	1,735,589
Zenith Bank PLC	90,720,921	4,662,317

		31,688,652

Oman — 3.7%
Bank Dhofar SAOG	39,196	10,384
Bank Muscat SAOG	7,789,434	7,850,131
Bank Nizwa SAOG(b)	5,534,567	1,408,799
Oman Telecommunications Co. SAOG	1,725,324	3,029,400
Ooredoo	1,645,273	1,683,734
Sohar International Bank SAOG	3,199,742	806,169

		14,788,617

Romania — 8.3%
Banca Transilvania SA	26,044,329	14,036,191
BRD-Groupe Societe Generale SA(b)	1,234,290	4,036,668
OMV Petrom SA	67,719,056	5,910,879
Societatea Energetica Electrica SA	843,140	2,535,931
Societatea Nationala de Gaze Naturale ROMGAZ SA	684,743	4,699,060
Transelectrica SA	5,933	36,855
Transgaz SA Medias	27,781	1,978,097

		33,233,681

Sri Lanka — 1.2%
Commercial Bank of Ceylon PLC	187,510	79,525
John Keells Holdings PLC	4,498,041	3,587,781
Sampath Bank PLC	1,345,461	910,250

		4,577,556

Vietnam — 14.4%
An PHAT Holdings JSC	50,670	198,367
Bank for Foreign Trade of Vietnam JSC	934,680	3,756,087

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Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Frontier 100 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Vietnam (continued)
Bank for Investment and Development of Vietnam JSC	416,950	$751,294
Bao Viet Holdings	168,110	399,527
Ho Chi Minh City Development Joint Stock Commercial Bank(b)	1,220,292	1,160,049
Hoa Phat Group JSC	4,424,106	6,786,465
Hoa Sen Group	202,190	157,261
Hoang Huy Investment Financial Services JSC	511,330	430,850
KIDO Group Corp.	113,820	176,810
Kinh Bac City Development Share Holding Corp.	652,220	446,697
Masan Group Corp.(b)	1,216,080	4,308,893
No Va Land Investment Group Corp.(b)	565,820	1,481,633
PetroVietnam Gas JSC	160,200	578,014
PetroVietnam Power Corp.	1,215,140	530,319
PetroVietnam Technical Services Corp.	570,798	362,568
Phat Dat Real Estate Development Corp.	102,100	182,428
Saigon - Hanoi Commercial Joint Stock Bank(b)	1,041,300	764,917
Saigon Beer Alcohol Beverage Corp.	154,480	1,278,294
Saigon Thuong Tin Commercial JSB(b)	1,140,380	721,900
SSI Securities Corp.	935,830	778,426
Thanh Thanh Cong - Bien Hoa JSC	652,290	508,754
Vietjet Aviation JSC(b)	419,880	2,131,831
Vietnam Dairy Products JSC	2,034,174	9,510,538
Vietnam Electrical Equipment JSC(b)	670,090	592,129
Vietnam National Petroleum Group	267,320	586,793
Viglacera Corp. JSC	681,960	780,898
Vincom Retail JSC(b)	1,677,950	2,044,645
Vingroup JSC(b)	1,993,820	8,951,405
Vinh Hoan Corp.	224,400	428,583
Vinhomes JSC(b)(c)	1,890,560	6,747,769

		57,534,144

Total Common Stocks — 97.3% (Cost: $325,797,153)		388,132,992

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.19%(f)(g)(h)	18,934	$18,946

Total Short-Term Investments — 0.0% (Cost: $18,945)		18,946

Total Investments in Securities — 97.3% (Cost: $325,816,098)		388,151,938

Other Assets, Less Liabilities — 2.7%		10,646,257

Net Assets — 100.0%		$398,798,195

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	All or a portion of this security is on loan.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$20,350	$—	$(1,384	)(a)	$(21)	$1	$18,946	18,934	$32	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	680,000	—	(680,000	)(a)	—	—	—	—	54		—

					$(21)	$1	$18,946		$86		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

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Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Frontier 100 ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini Index	164	12/18/20	$9,859	$813,588

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	8,356,117	NGN	3,723,485,718	CITI	10/28/21	$226,918

	Net unrealized appreciation					$226,918

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$355,925,394	$31,688,652	$518,946	$388,132,992
Money Market Funds	18,946	—	—	18,946

	$355,944,340	$31,688,652	$518,946	$388,151,938

Derivative financial instruments(a)
Assets
Futures Contracts	$813,588	$—	$—	$813,588
Forward Foreign Currency Exchange Contracts	—	226,918	—	226,918

	$813,588	$226,918	$—	$1,040,506

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

GDR	Global Depositary Receipt
JSC	Joint Stock Company

Counterparty Abbreviations

CITI	Citibank N.A.

Currency Abbreviations

NGN	Nigerian Naira
USD	United States Dollar

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